VIA EDGAR

May 4, 2016

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   VALIC Separate Account A ("Registrant")
      The Variable Annuity Life Insurance Company ("Depositor")
      Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act No. 811-03240)
      (CIK No. 0000354912)


      FILE NUMBER  PRODUCT NAME
      -----------  ------------
      333-124398   Independence Plus Fixed and Variable Deferred Annuity
      333-170476   Equity Director Fixed and Variable Deferred Annuity
      002-32783    GUP and GTS-VA Fixed and Variable Deferred Annuity
      002-96223    Impact/UIT-981 Fixed and Variable Deferred Annuity
      333-137942   Portfolio Director Fixed and Variable Deferred Annuity
      033-75292    Portfolio Director Fixed and Variable Deferred Annuity
      333-49232    Potentia Fixed and Variable Deferred Annuity
      333-201800   Polaris Platinum Elite Variable Annuity
      333-201803   Polaris Choice Elite Variable Annuity
      333-202700   Portfolio Director Plus Fixed and Variable Deferred Annuity


Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:


1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3299.

Sincerely,

/s/ MARK MATTHES
Mark Matthes
Associate General Counsel